OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2013
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets

Other current assets are comprised of the following:

	February 28, 2013	February 29, 2012
Deposits on inventory	2,604	2,896
Prepaid expenses	1,410	1,425
Other contingent receivable	583	-
VAT receivable (net)	720	474
Deferred financing costs	596	-
Receivable from the Office of the Chief Scientist	-	75
Income Tax Receivable	-	484
Other & miscellaneous receivables	164	147

Total other current assets	6,077	5,501